Parent-Only Financial Statements, Parent-Only Statement of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Other income	$ 2,321	$ 1,935	$ 2,821
Long-term debt	12,463	11,572	5,505
Noninterest expense	54,598	55,562	57,205
Income tax expense (benefit)	3,399	2,607	2,251
Wells Fargo net income (loss)	19,722	19,142	13,677
Other comprehensive income (loss), after tax	(596)	1,784	(11,614)
Wells Fargo comprehensive income (loss)	19,126	20,924	2,061
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other income	527	217	(51)
Total income	30,326	33,362	19,298
Long-term debt	11,033	9,909	4,994
Noninterest expense	1,151	504	2,043
Total expense	14,475	12,980	8,161
Income before income tax benefit and equity in undistributed income of subsidiaries	15,851	20,382	11,137
Income tax expense (benefit)	(1,747)	(1,076)	(1,497)
Equity in undistributed income of subsidiaries	2,124	(2,316)	1,043
Wells Fargo net income (loss)	19,722	19,142	13,677
Other comprehensive income (loss), after tax	(596)	1,782	(11,616)
Wells Fargo comprehensive income (loss)	19,126	20,924	2,061
Parent Company [Member] | Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries	18,600	22,300	14,590
Interest income from subsidiaries	11,199	10,845	4,759
Indebtedness to nonbank subsidiaries	$ 2,291	$ 2,567	$ 1,124